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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08363

Evergreen Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Special Equity Fund and Evergreen Strategic Growth Fund, for the quarter ended June 30, 2005. These two series have an September 30 fiscal year end.
Date of reporting period:	June 30, 2005

Item 1 – Schedule of Investments

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 91.4%
CONSUMER DISCRETIONARY 17.2%
Diversified Consumer Services 2.1%
Bright Horizons Family Solutions, Inc. * þ	52,204	$2,125,747
ITT Educational Services, Inc. * þ	25,848	1,380,800
Jackson Hewitt Tax Service, Inc. þ	38,018	898,745
Steiner Leisure, Ltd. *	53,365	1,978,241

		6,383,533

Hotels, Restaurants & Leisure 4.0%
Bluegreen Corp.	145,962	2,541,198
California Pizza Kitchen, Inc. þ	21,769	593,641
Choice Hotels International, Inc. þ	48,485	3,185,465
CKE Restaurants, Inc. * þ	150,464	2,094,459
IHOP Corp. þ	27,191	1,179,817
Mikohn Gaming Corp. þ	154,288	2,271,891

		11,866,471

Household Durables 0.8%
Tempur-Pedic International, Inc. þ	105,395	2,337,661

Internet & Catalog Retail 0.8%
Blue Nile, Inc þ	47,161	1,541,693
Provide Commerce, Inc. þ	46,428	1,002,381

		2,544,074

Leisure Equipment & Products 1.7%
Marvel Enterprises, Inc. * þ	88,574	1,746,679
Nautilus Group, Inc. þ	121,821	3,471,899

		5,218,578

Media 1.5%
Getty Images, Inc. * þ	18,546	1,377,226
IMAX Corp. * þ	225,469	2,241,162
Thomas Nelson, Inc. þ	37,872	824,094

		4,442,482

Specialty Retail 4.0%
Big 5 Sporting Goods Corp. þ	105,047	2,981,234
Buckle, Inc. þ	17,407	771,827
Pantry, Inc. *	81,836	3,169,508
Stage Stores, Inc. * þ	30,407	1,325,745
Stein Mart, Inc.	132,711	2,919,642
Trans World Entertainment Corp. þ	62,175	735,530

		11,903,486

Textiles, Apparel & Luxury Goods 2.3%
Hartmarx Corp. * þ	65,970	664,318
Timberland Co., Class A * þ	83,016	3,214,379
Wolverine World Wide, Inc.	122,655	2,944,947

		6,823,644

CONSUMER STAPLES 4.9%
Beverages 1.0%
Hansen Natural Corp. þ	35,127	2,975,959

Food & Staples Retailing 1.3%
7-Eleven, Inc. * þ	77,724	2,350,374
Smart & Final, Inc. * þ	114,406	1,401,473

		3,751,847

[1]

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.1%
Gold Kist, Inc. * þ	85,631	$1,847,917
Rocky Mountain Chocolate Factory, Inc. þ	71,515	1,573,323

		3,421,240

Personal Products 1.5%
Chattem, Inc. * þ	71,285	2,951,199
Parlux Fragrances, Inc. þ	60,355	1,670,023

		4,621,222

ENERGY 4.6%
Energy Equipment & Services 2.1%
Cal Dive International, Inc.	25,751	1,348,580
Core Laboratories NV *	73,744	1,977,814
Veritas DGC, Inc. þ	111,172	3,083,911

		6,410,305

Oil, Gas & Consumable Fuels 2.5%
Berry Petroleum Co., Class A þ	23,072	1,220,047
Cimarex Energy Co. * þ	32,521	1,265,392
General Maritime Corp. * þ	40,491	1,716,818
Tsakos Energy Navigation, Ltd. þ	32,472	1,258,940
W&T Offshore, Inc. þ	79,770	1,920,064

		7,381,261

FINANCIALS 7.9%
Commercial Banks 1.3%
East West Bancorp, Inc.	42,594	1,430,732
Silicon Valley Bank Financial Group * þ	29,488	1,412,475
UCBH Holdings, Inc. þ	64,165	1,042,040

		3,885,247

Consumer Finance 0.8%
Nelnet, Inc., Class A	73,621	2,449,371

Insurance 5.8%
Allmerica Financial Corp. *	36,412	1,350,521
American Equity Investment Life Holding Co. þ	113,115	1,343,806
Arch Capital Group Ltd. þ	31,795	1,432,365
Delphi Financial Group, Inc. þ	70,640	3,118,756
Endurance Specialty Holdings, Ltd. þ	86,052	3,254,487
Ohio Casualty Corp. *	123,540	2,987,197
Reinsurance Group of America, Inc. þ	61,063	2,840,040
Universal American Financial Corp. * þ	51,656	1,168,459

		17,495,631

HEALTH CARE 14.6%
Biotechnology 1.6%
Affymetrix, Inc. * þ	11,846	638,855
Arena Pharmaceuticals, Inc. * þ	126,545	863,037
ArQule, Inc.	49,973	323,825
Incyte Corp. * þ	152,649	1,091,440
United Therapeutics Corp. * þ	36,492	1,758,915

		4,676,072

Health Care Equipment & Supplies 4.2%
Anika Therapeutics, Inc. þ	62,149	714,092
Cutera, Inc. * þ	21,740	377,189
Dade Behring Holdings, Inc. þ	36,712	2,386,647
[2]

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Haemonetics Corp. *	60,467	$2,457,379
Hologic, Inc.	39,258	1,560,505
Palomar Medical Technologies, Inc. * þ	50,218	1,201,215
Respironics, Inc. *	16,890	609,898
Syneron Medical, Ltd. * þ	68,130	2,492,877
Vital Signs, Inc. þ	17,279	748,526

		12,548,328

Health Care Providers & Services 6.5%
AMN Healthcare Services, Inc. þ	205,807	3,093,279
Genesis HealthCare Corp. þ	78,604	3,637,793
LCA-Vision, Inc. þ	61,925	3,000,886
MedCath Corp. þ	64,001	1,778,588
RehabCare Group, Inc. * þ	65,277	1,744,854
Sierra Health Services, Inc. * þ	48,296	3,451,232
TriZetto Group, Inc.	75,288	1,054,785
Ventiv Health, Inc. * þ	91,723	1,768,419

		19,529,836

Pharmaceuticals 2.3%
Endo Pharmaceuticals Holdings, Inc. *	123,353	3,241,717
First Horizon Pharmaceutical Corp. * þ	149,219	2,841,130
New River Pharmaceuticals, Inc.	30,018	901,140

		6,983,987

INDUSTRIALS 14.6%
Aerospace & Defense 1.7%
Innovative Solutions & Support, Inc. * þ	95,152	3,194,253
Moog, Inc., Class A *	60,440	1,903,255

		5,097,508

Air Freight & Logistics 0.5%
Dynamex, Inc. * þ	93,281	1,589,508

Airlines 0.8%
Alaska Air Group, Inc. þ	79,052	2,351,797

Building Products 1.0%
Lennox International, Inc. þ	144,649	3,062,219

Commercial Services & Supplies 4.8%
Banta Corp. þ	26,548	1,204,217
Clean Harbors, Inc. þ	40,040	868,067
Consolidated Graphics, Inc.	54,012	2,202,069
Corporate Executive Board Co. þ	26,425	2,069,870
DiamondCluster International, Inc., Class A *	246,805	2,788,897
Korn/Ferry International þ	71,772	1,273,953
Labor Ready, Inc. * þ	168,644	3,931,092

		14,338,165

Construction & Engineering 1.3%
Chicago Bridge & Iron Co. NV	135,304	3,093,050
Perini Corp.	55,255	907,287

		4,000,337

Electrical Equipment 1.5%
Energy Conversion Devices, Inc. * þ	96,576	2,161,371
Thomas & Betts Corp. *	79,463	2,244,035

		4,405,406

[3]

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 2.8%
American Science & Engineering, Inc. * þ	41,127	$1,824,394
Oshkosh Truck Corp.	36,166	2,831,075
Stewart & Stevenson Services, Inc. þ	82,924	1,879,058
Toro Co. þ	44,068	1,701,465

		8,235,992

Road & Rail 0.2%
Genesee & Wyoming, Inc., Class A *	24,494	666,482

INFORMATION TECHNOLOGY 24.9%
Communications Equipment 4.0%
Comtech Telecommunications Corp. þ	84,461	2,755,962
Digi International, Inc. * þ	84,720	1,004,779
ECI Telecom, Ltd. * þ	199,985	1,659,876
NETGEAR, Inc. þ	182,075	3,386,595
Symmetricom, Inc. þ	305,303	3,165,992

		11,973,204

Computers & Peripherals 2.6%
Emulex Corp.	164,319	3,000,465
Intergraph Corp. * þ	79,385	2,735,607
Western Digital Corp. * þ	159,563	2,141,336

		7,877,408

Electronic Equipment & Instruments 3.5%
Brightpoint, Inc. þ	104,941	2,328,641
Coherent, Inc. þ	85,383	3,074,642
NovAtel, Inc.	75,772	2,032,962
Orbotech Ltd.	144,020	3,094,990

		10,531,235

Internet Software & Services 2.2%
Earthlink, Inc. þ	325,537	2,819,151
Jupitermedia Corp. þ	84,371	1,445,275
Websense, Inc. þ	47,306	2,273,053

		6,537,479

IT Services 1.8%
Euronet Worldwide, Inc. * þ	48,214	1,401,581
ManTech International Corp., Class A	62,746	1,947,636
Sykes Enterprises, Inc.	211,271	2,002,849

		5,352,066

Semiconductors & Semiconductor Equipment 6.7%
ADE Corp.	91,469	2,565,705
ATMI, Inc. * þ	101,682	2,949,795
ChipMOS TECHNOLOGIES Bermuda Ltd. þ	172,052	1,137,264
Freescale Semiconductor, Inc., Class A þ	46,381	974,465
International Rectifier Corp. * þ	50,797	2,424,033
IXYS Corp.	185,631	2,632,247
MIPS Technologies, Inc. þ	261,883	1,885,557
Photronics, Inc. þ	72,279	1,686,992
SigmaTel, Inc.	56,361	967,155
Varian Semiconductor Equipment Associates, Inc.	83,470	3,088,390

		20,311,603

[4]

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 4.1%
ANSYS, Inc. *	84,588	$3,003,720
Blackboard, Inc. * þ	65,014	1,555,135
Parametric Technology Corp. *	136,994	874,022
Quality Systems, Inc. þ	23,412	1,109,260
Sybase, Inc. * þ	161,831	2,969,599
Wind River Systems, Inc. þ	177,359	2,780,989

		12,292,725

MATERIALS 2.2%
Chemicals 1.0%
FMC Corp. *	55,094	3,092,977

Metals & Mining 1.2%
Gerdau AmeriSteel Corp. þ	200,485	846,047
IPSCO, Inc.	60,058	2,624,535

		3,470,582

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
Alaska Communications Systems Group, Inc. þ	157,964	1,565,423

Total Common Stocks (cost $239,970,930)		274,402,351

EXCHANGE TRADED FUND 4.4%
iShares Russell 2000 Growth Index Fund þ (cost $13,533,780)	206,057	13,358,675

SHORT-TERM INVESTMENTS 33.0%
MUTUAL FUND SHARES 33.0%
Evergreen Institutional Money Market Fund ø	14,258,315	14,258,315
Navigator Prime Portfolio þþ	84,677,983	84,677,983

Total Short-Term Investments (cost $98,936,298)		98,936,298

Total Investments (cost $352,441,008) 128.8%		386,697,324
Other Assets and Liabilities (28.8%)		(86,565,253)

Net Assets 100.0%		$300,132,071

*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $352,773,161. The gross unrealized appreciation and depreciation on securities based on tax cost was $40,296,974 and $6,372,811, respectively, with a net unrealized appreciation of $33,924,163.

[5]

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 97.3%
CONSUMER DISCRETIONARY 15.3%
Hotels, Restaurants & Leisure 6.0%
Hilton Hotels Corp. þ	1,176,900	$28,069,065
Royal Caribbean Cruises Ltd.	333,360	16,121,289
Starbucks Corp. *	292,795	15,125,790
Starwood Hotels & Resorts Worldwide, Inc., Class B	512,595	30,022,689
Station Casinos, Inc.	181,150	12,028,360

		101,367,193

Household Durables 1.0%
Toll Brothers, Inc. *	164,825	16,737,979

Internet & Catalog Retail 0.7%
eBay, Inc. * þ	339,303	11,200,392

Media 1.8%
Getty Images, Inc. * þ	409,891	30,438,506

Multi-line Retail 1.9%
Target Corp.	592,265	32,225,138

Specialty Retail 2.6%
Best Buy Co., Inc.	376,180	25,787,139
GameStop Corp., Class A þ	535,700	17,522,747

		43,309,886

Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc. *	679,805	22,821,054

CONSUMER STAPLES 9.7%
Beverages 1.1%
PepsiCo, Inc.	335,400	18,088,122

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	19,225	861,664
CVS Corp.	830,050	24,129,554

		24,991,218

Food Products 2.3%
Campbell Soup Co.	606,375	18,658,158
Kellogg Co.	451,925	20,083,547

		38,741,705

Household Products 2.5%
Procter & Gamble Co. þ	817,333	43,114,316

Tobacco 2.3%
Altria Group, Inc.	596,700	38,582,622

ENERGY 6.8%
Energy Equipment & Services 3.0%
Halliburton Co. þ	707,945	33,853,930
Transocean, Inc. *	313,775	16,934,437

		50,788,367

Oil, Gas & Consumable Fuels 3.8%
Burlington Resources, Inc.	305,325	16,866,153
Chevron Corp.	459,895	25,717,328
Exxon Mobil Corp.	385,570	22,158,708

		64,742,189

[1]

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 97.3%
FINANCIALS 7.0%
Capital Markets 3.9%
Franklin Resources, Inc.	274,950	$21,165,651
Nuveen Investments, Inc., Class A þ	715,800	26,928,396
T. Rowe Price Group, Inc.	285,839	17,893,521

		65,987,568

Consumer Finance 3.1%
American Express Co.	978,226	52,070,970

Real Estate 0.0%
Franklin Capital Associates LP *  +	500,000	24,290

HEALTH CARE 23.2%
Biotechnology 1.0%
Genentech, Inc. *	210,700	16,914,996

Health Care Equipment & Supplies 6.2%
Kinetic Concepts, Inc. *	334,936	20,096,160
Medtronic, Inc.	784,675	40,638,318
Varian Medical Systems, Inc. * þ	663,465	24,767,148
Zimmer Holdings, Inc. *	248,150	18,901,586

		104,403,212

Health Care Providers & Services 8.7%
Caremark Rx, Inc. *	395,225	17,595,417
Patterson Cos., Inc. * þ	342,145	15,423,897
UnitedHealth Group, Inc.	1,072,100	55,899,294
VCA Antech, Inc. * þ	684,671	16,603,272
WellPoint, Inc. *	595,860	41,495,690

		147,017,570

Pharmaceuticals 7.3%
Johnson & Johnson	1,238,695	80,515,175
Novartis AG, ADR þ	503,562	23,888,981
Pfizer, Inc.	687,461	18,960,175

		123,364,331

INDUSTRIALS 11.1%
Aerospace & Defense 4.9%
Boeing Co.	226,900	14,975,400
General Dynamics Corp.	206,400	22,609,056
Rockwell Collins, Inc.	494,650	23,584,912
United Technologies Corp.	432,440	22,205,794

		83,375,162

Commercial Services & Supplies 0.8%
Corporate Executive Board Co. þ	161,980	12,687,894

Industrial Conglomerates 5.4%
3M Co.	20,000	1,446,000
General Electric Co.	1,812,571	62,805,585
Textron, Inc.	209,300	15,875,405
Tyco International, Ltd.	368,250	10,752,900

		90,879,890

INFORMATION TECHNOLOGY 22.6%
Communications Equipment 4.8%
Cisco Systems, Inc. *	3,159,105	60,370,496
QUALCOMM, Inc.	631,659	20,851,064

		81,221,560

[2]

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 97.3%
INFORMATION TECHNOLOGY continued
Computers & Peripherals 6.5%
Avid Technology, Inc. * þ	495,225	$26,385,588
Dell, Inc. *	1,375,850	54,359,834
EMC Corp. *	2,042,210	27,998,699

		108,744,121

Internet Software & Services 3.9%
Google, Inc., Class A *	128,839	37,897,992
Yahoo!, Inc. *	820,435	28,428,073

		66,326,065

Semiconductors & Semiconductor Equipment 5.0%
Intel Corp.	1,949,810	50,812,048
Linear Technology Corp.	917,220	33,652,802

		84,464,850

Software 2.4%
Adobe Systems, Inc.	1,032,310	29,544,712
Autodesk, Inc.	295,611	10,160,150

		39,704,862

MATERIALS 1.6%
Chemicals 1.6%
Praxair, Inc.	571,485	26,631,201

Total Common Stocks (cost $1,468,028,234)		1,640,967,229

SHORT-TERM INVESTMENTS 10.2%B>
MUTUAL FUND SHARES 10.2%
Evergreen Institutional Money Market Fund ø	69,601,082	69,601,082
Navigator Prime Portfolio þþ	102,748,214	102,748,214

Total Short-Term Investments (cost $172,349,296)		172,349,296

Total Investments (cost $1,640,377,530) 107.5%		1,813,316,525
Other Assets and Liabilities (7.5%)		(127,265,838)

Net Assets 100.0%		$1,686,050,687

þ	All or a portion of this security is on loan.
*	Non-income producing security
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $1,648,584,703. The gross unrealized appreciation and depreciation on securities based on tax cost was $171,759,986 and $7,028,164, respectively, with a net unrealized appreciation of $164,731,822.

[3]

Item 2 — Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: August 26, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: August 26, 2005